Trade and other receivables (Details Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2019	Jan. 01, 2018	Dec. 31, 2017
Disclosure Of Trade And Other Receivables [Line Items]
Decrease In Trade Receivables	€ 662
Trade receivables				€ 10,182
Current receivables from sale of properties	€ 475
Interest Percentage In Project	1.71%
Other Receivables	€ 300			5,239
Financing Receivables In Currencies Other Than Euro	6,119
Trade and other current receivables	14,101		€ 14,156	15,421
Provision For Doubtful Accounts Increase	427
Write off Of Trade Receivables	153
Utilization Allowance Account For Credit Losses Of Trade And Other Receivables	721
Other current assets	2,258			1,573
Counterparty Risk Mitigation	3,072
Subsequent Events [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Additionals Receivables From Sale Of Property		€ 119
Trade receivables [member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other current receivables	7,100
Reclassification to other current assets IFRS 15 [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other current receivables	372		€ (466)
Other current assets	€ 466
Intererst One [Member] | Zohr project [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Proportion Of Ownership Interest Sold	10.00%
Intererst Two [Member] | Zohr project [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Proportion Of Ownership Interest Sold	30.00%
Gas And Power Segment [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Decrease In Trade Receivables	€ 641
Allowance Account For Credit Losses Of Trade And Other Receivables At End Of Period	108
Utilization Allowance Account For Credit Losses Of Trade And Other Receivables	613
Exploration & Production [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Allowance Account For Credit Losses Of Trade And Other Receivables At End Of Period	291
Retail Business [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Utilization Allowance Account For Credit Losses Of Trade And Other Receivables	579
Factoring of receivables [member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	1,769			2,051
Factoring of receivables [member] | Gas And Power Segment [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	1,419
Factoring of receivables [member] | Refining Marketing and Chemical Segment [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	350
Nigeria [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Other Receivables	977			1,507
EGYPT
Disclosure Of Trade And Other Receivables [Line Items]
Current Receivables From Sale Of Assets	433
Nigerian National Oil Company [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Receivables Due From Joint Operators	681			713
Allowance Account For Credit Losses Of Trade And Other Receivables At End Of Period	€ 140
Kashagan project [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Current Receivables From Sale Of Assets				€ 153